RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Schedule Of Assets And Liabilities Measured And Disclosed At Fair Value Classified By The Fair Value Hierarchy
The following table presents the company's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2025				December 31, 2024
(MILLIONS)	Level 1	Level 2	Level 3	Total(1)	Total(1)
Assets measured at fair value:
Cash and cash equivalents	$556	$—	$—	$556	$624
Restricted cash(2)	85	—	—	85	85
Financial instrument assets(2)
IFRS 9 PPAs	—	—	32	32	8
Energy derivative contracts	—	94	—	94	60
Interest rate swaps	—	87	—	87	115
Foreign exchange swaps	—	2	—	2	37
Property, plant and equipment	—	—	40,094	40,094	38,696
Liabilities measured at fair value:
Financial instrument liabilities(2)
IFRS 9 PPAs	—	(34)	(50)	(84)	(111)
Energy derivative contracts	—	(164)	—	(164)	(108)
Interest rate swaps	—	(41)	—	(41)	(10)
Foreign exchange swaps	—	(241)	—	(241)	(45)
Tax equity	—	—	(409)	(409)	(378)
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership(3)	(4,961)	—	—	(4,961)	(4,432)
BEPC exchangeable and class A.2 exchangeable shares(3)	(4,692)	—	—	(4,692)	(4,168)
Non-recourse borrowings(2)	(1,688)	(12,697)	—	(14,385)	(13,675)
Total	$(10,700)	$(12,994)	$39,667	$15,973	$16,698
(1)Excludes $296 million (2024: $566 million) of investments in debt securities measured at amortized cost.
(2)Includes both the current amount and long-term amounts.
(3)BEPC class B shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 8 – BEPC Exchangeable Shares, BRHC Exchangeable Shares, Class A.2 Exchangeable Shares, BRHC Class B Shares and BRHC Class C Shares, the BEPC class B shares meet certain qualifying criteria and are presented as equity.

Schedule Of Offsetting Of Financial Assets And Financial Liabilities
The aggregate amount of our company's net financial instrument positions are as follows:

	June 30, 2025			December 31, 2024
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	$32	$84	$(52)	$(103)
Energy derivative contracts	94	164	(70)	(48)
Interest rate swaps	87	41	46	105
Foreign exchange swaps	2	241	(239)	(8)
Investments in debt securities	296	—	296	566
Tax equity	—	409	(409)	(378)
Total	511	939	(428)	134
Less: current portion	92	468	(376)	(142)
Long-term portion	$419	$471	$(52)	$276

Schedule Of Unrealized Gains (Losses) Included In Foreign Exchange And Unrealized Financial Instrument Loss
The following table reflects the gains (losses) included in foreign exchange and financial instruments gain (loss) in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
IFRS 9 PPAs	$(19)	$9	$(21)	$15
Energy derivative contracts	16	(15)	18	1
Interest rate swaps	(4)	10	(2)	22
Foreign exchange swaps	(7)	28	(24)	22
Tax equity	29	11	21	16
Investments in debt securities	—	—	—	2
Foreign exchange loss	(41)	(6)	(39)	(12)
	$(26)	$37	$(47)	$66

Schedule Of Unrealized Gains (Losses) Included In Other Comprehensive Income
The following table reflects the gains (losses) included in other comprehensive income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
IFRS 9 PPAs	$11	$1	$43	$(70)
Energy derivative contracts	16	9	(5)	15
Interest rate swaps	(19)	(19)	(26)	(8)
Foreign exchange swaps	(1)	2	(1)	(1)
	7	(7)	11	(64)
Foreign exchange swaps - net investment	(127)	88	(291)	82
	$(120)	$81	$(280)	$18

Schedule Of Reclassification Adjustments Recognized In Net Income
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Energy derivative contracts	$(12)	$(35)	$5	$(59)
IFRS 9 PPAs	(3)	—	(11)	—
Interest rate swaps	(4)	(3)	(13)	(6)
Foreign exchange swaps	—	—	—	—
	$(19)	$(38)	$(19)	$(65)